UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Colden Capital Advisers LLC

Address:  230 Park Avenue, 7th Floor
          New York, New York  10169

13F File Number: 28-10474

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin McLaughlin
Title:  Chief Financial Officer
Phone:  (212) 499-2550

Signature, Place and Date of Signing:

/s/ Kevin McLaughlin                New York, N.Y.                 2/14/05
--------------------           ------------------------            -------
     [Signature]                    [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $55,621
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE


                                     Title                   Market  Shares/   Sh/   Put/  Invstmt   Other      Voting Authority
Name of Issuer                       of Class    CUSIP       Value   Prn Amt.  Prn   Call  Discretn  Managers  Sole     Shared  None
--------------                       --------    -----       -----   --------  ---   ----  --------  --------  ----     ------  ----
3Com Corporation                     COM         885535104   1,251   300,000   Sh          Sole      X        300,000
Agere Systems Inc.                   CL A        00845V100     206   150,000   Sh          Sole      X        150,000
Agere Systems Inc.                   CL B        00845V209     473   350,000   Sh          Sole      X        350,000
Aspect Communications Corporation    COM         04523Q102   1,393   125,000   Sh          Sole      X        125,000
Bank of America  Corporation         COM         060505104   9,669   205,760   Sh          Sole      X        205,760
BEA Systems, Inc.                    COM         073325102   2,215   250,000   Sh          Sole      X        250,000
BEA Systems, Inc.                    COM         073325102     665    75,000         Call  Sole      X         75,000
BellSouth Corporation                COM         079860102   1,390    50,000   Sh          Sole      X         50,000
Cemex S.A.                           SPON ARD    151290889   1,093    30,000   Sh          Sole      X         30,000
Comcast Corporation                  CL A        20030N101   1,165    35,000   Sh          Sole      X         35,000
DuPont Photomasks,  Inc.             COM         26613X101   1,321    50,000   Sh          Sole      X         50,000
Sprint Corporation                   COM         852061100   1,243    50,000         Call  Sole      X         50,000
Sprint Corporation                   COM         852061100   2,311    93,000         Call  Sole      X         93,000
Fox Entertainment Group, Inc.        CL A        35138T107     782    25,000   Sh          Sole      X         25,000
Guidant Corp                         COM         401698105   9,013   125,000   Sh          Sole      X        125,000
Johnson & Johnson                    COM         478160104   3,171    50,000         Put   Sole      X         50,000
Juniper Networks, Inc.               COM         48203R104   4,713   173,333   Sh          Sole      X        173,333
King Pharmaceuticals,  Inc.          COM         495582108     310    25,000         Put   Sole      X         25,000
Masonite International Corporation   COM         575384102   1,374    40,000   Sh          Sole      X         40,000
Metro-Goldwyn-Mayer Inc.             COM         591610100     556    46,800   Sh          Sole      X         46,800
Monsanto Company                     COM         61166W101   2,778    50,000         Put   Sole      X         50,000
NeighborCare, Inc.                   COM         64015Y104   1,536    50,000   Sh          Sole      X         50,000
Nextel Communications, Inc.          CL A        65332V103   2,251    75,000   Sh          Sole      X         75,000
Patina Oil & GasCorporation          COM         703224105   1,125    30,000   Sh          Sole      X         30,000
Nasdaq-100 Tr                        UNIT SER 1  631100104   1,996    50,000         Put   Sole      X         50,000
SupportSoft, Inc.                    COM         868587106     333    50,000   Sh          Sole      X         50,000
Symantec Corporation                 COM         871503108   1,288    50,000         Call  Sole      X         50,000

03164.0001 #547567